Schedule of Note Payable (Details) (Parenthetical)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Secured Promissory Note [Member] | Minimum [Member] | November 2, 2018 Through September 2, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate	3.12%	3.12%	3.12%
Secured Promissory Note [Member] | Maximum [Member] | November 2, 2018 Through September 2, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate	10.99%	10.99%	10.99%
Small Business Administration Loan [Member]
Short-Term Debt [Line Items]
Interest rate	1.00%	1.00%	1.00%
Secured Promissory Note Two [Member] | September 19, 2023 [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%	4.00%	4.00%
Secured Promissory Note Four [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	12.00%	12.00%
Secured Promissory Note Four [Member] | July 3, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		10.00%	10.00%
Secured Promissory Note Four [Member] | September Twenty Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Interest rate		19.00%	19.00%
Secured Promissory Note Five [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	20.00%	20.00%
Secured Promissory Note Three [Member] | July 8, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate		15.00%	15.00%
Secured Promissory Note Three [Member] | September Twenty Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Interest rate	19.00%	19.00%
Secured Promissory Note Six [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Interest rate		12.00%	12.00%
Secured Promissory Note Six [Member] | May Two Thousand Twenty Five [Member]
Short-Term Debt [Line Items]
Interest rate	16.00%	16.00%
Secured Promissory Note Seven [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Interest rate		20.00%	20.00%
Secured Promissory Note Nine [Member] | May Two Thousand Twenty Five [Member]
Short-Term Debt [Line Items]
Interest rate		16.00%	16.00%